Consolidated Statement of Changes in Equity (Parenthetical) $ in Millions	Dec. 31, 2018 USD ($)
Effect of adoption of IFRIC 23	$ (11)
Retained earnings
Effect of adoption of IFRIC 23	(11)
Total equity attributable to shareholders
Effect of adoption of IFRIC 23	$ (11)